Condensed Balance Sheets - USD ($)		Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Assets:
Cash		$ 565,173	$ 551,258		$ 0
Prepaid Expenses		36,434	70,406		0
Total Current Assets		601,607	621,664		0
Deferred offering costs			0		130,686
Cash and marketable securities held in Trust Account		345,565,682	345,031,308		0
Total Assets		346,167,289	345,652,972		130,686
Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit
Accounts payable and accrued expenses		311,908	182,120		0
Accrued offering costs and expenses			0		113,778
Total Current Liabilities		311,908	182,120		113,778
Convertible promissory note – related party		463,261	0
Deferred underwriting fee		12,075,000	12,075,000		0
Conversion option liability		5,998
Warrant liabilities		13,347,113	23,093,608		0
Total Liabilities		26,203,280	35,350,728		113,778
Commitments and Contingencies (Note 6)	[1]
Class A ordinary shares subject to possible redemption		345,565,682	345,031,308		0
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding		0	0		0
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; no shares issued and outstanding (excluding 34,500,000 shares subject to possible redemption)		0	0		0
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 8,625,000 shares issued and outstanding		863	863	[2]	719	[2]
Additional paid-in capital		0	0		24,137
Accumulated deficit		(25,602,536)	(34,729,927)		(7,948)
Total Shareholders' Deficit		(25,601,673)	(34,729,064)		16,908
Total Liabilities, Redeemable Ordinary Shares and Shareholders' Deficit		$ 346,167,289	$ 345,652,972		$ 130,686

[1]	See Note 6 for revised disclosure regarding contingent fees in connection with financial advisor engagements.
[2]	On December 31, 2020, an aggregate of 7,187,500 founder shares were issued to the Sponsor for an aggregate purchase price of $25,000. In February 2021, the Sponsor transferred an aggregate of 75,000 founder shares to the Company’s independent directors. Additionally, on February 23, 2021, the Company effectuated a recapitalization, and an additional 1,437,500 Class B ordinary shares were issued to the Sponsor and, as a result, the initial shareholders held 8,625,000 founder shares, including up to 1,125,000 founder shares which were subject to forfeiture by the Sponsor, if the over-allotment option was not exercised by the underwriters in full. As a result of the underwriters’ full exercise of their over-allotment option on February 26, 2021, none of the Class B ordinary shares are subject to forfeiture any longer.